PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
PROPERTY AND EQUIPMENT
Depreciation expense	$ 4,569	$ 7,565